Changes in Gross Unrecognized Tax Benefits Related to Uncertain Tax Positions (Parenthetical) (Detail) $ in Billions	12 Months Ended
Jun. 30, 2024 USD ($)
Activision Blizzard
Income Taxes [Line Items]
Increase in unrecognized tax benefits due to acquired unrecognized tax benefits	$ 3.4